RETIREMENT PLANS AND OTHER BENEFITS - Sensitivity and Future Payments (Details) $ in Millions	12 Months Ended
Dec. 31, 2019 USD ($)
Continuing Operations
Schedule of estimated future benefit payments
Health Care Cost Trend Rate Assumed for Next Fiscal Year	7.50%
Ultimate Health Care Cost Trend Rate	4.50%
Pension Plan | Non-U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Estimated future employer contributions in next fiscal year	$ 7.0
Pension contributions	7.1
Schedule of estimated future benefit payments
2020	6.0
2021	5.5
2022	5.6
2023	5.7
2024	6.1
2025-2029	31.6
Pension Plan | U.S. Plan
Defined Benefit Plan Disclosure [Line Items]
Estimated future employer contributions in next fiscal year	2.0
Pension and post-retirement company contributions	1.4
Schedule of estimated future benefit payments
2020	2.4
2021	2.4
2022	2.3
2023	2.5
2024	2.5
2025-2029	12.3
Other Benefits
Schedule of estimated future benefit payments
2020	0.4
2021	0.3
2022	0.3
2023	0.3
2024	0.2
2025-2029	$ 0.8